Income Taxes - Components of Federal Income Tax (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current income tax provision:
Federal													$ 191	$ 0
State													0	0
Total current income tax provision													191	0	0
Deferred income tax provision:
Federal													30,768	53,319
State													795	1,584
Total deferred income tax provision	15,163	13,601			7,802	3,162					28,764	10,964	31,563	54,903	0
Total provision for income taxes	15,163	13,601	11,691	9,099	7,802	3,162	54,903	0	0	0	28,764	10,964	31,754	54,903
Deferred recognized at date of Merger - change in tax status of Predecessors														54,142
Deferred as a result of operations from October 11, 2012 through December 31, 2012														$ 761